Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member] Series B [Member]	Preferred Stock [Member] Series C [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings [Member]	Total
Balance at Jan. 19, 2022	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Jan. 19, 2022	0	0	500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Spin-off transaction (Note 3)	$ 0	$ 0	$ 0	18,728	0	0	18,728
Spin-off transaction (Note 3) (in shares)	40,000	5,000	1,512,004
Issuance of common stock (including exercise of warrants) (Note 11)			$ 1	24,679	0	0	24,680
Issuance of common stock (including exercise of warrants) (Note 11) (in shares)			8,258,030
Cancellation of common stock (Note 11)			$ 0	0	0	0	0
Cancellation of common stock (Note 11) (in shares)			(500)
Issuance of preferred stock (Notes 3 & 11)	$ 0	$ 0		5,000	0	0	5,000
Issuance of preferred stock (Notes 3 & 11) (in shares)	0	5,000
Repurchase of common stock (Note 11)	$ 0	$ 0	$ 0	(6,003)	0	0	(6,003)
Repurchase of common stock (Note 11) (in shares)			(3,289,791)
Dividends on common stock and participating non vested restricted stock awards (Note 11)	0	0	$ 0	0	0	(7,373)	(7,373)
Dividends on Series C preferred shares (Note 11)	0	0	0	0	0	(243)	(243)
Redemption of Series C preferred shares (Note 11)	0	$ 0	0	(10,000)	0	(500)	(10,500)
Redemption of Series C preferred shares (Note 11) (in shares)		(10,000)
Stock based compensation (Note 15)	0	$ 0	$ 0	2,789	0	0	2,789
Stock based compensation (Note 15) (in shares)			1,700,000
Foreign currency translation							0
Net (loss) / income	0	0	$ 0	0	0	37,490	37,490
Balance at Dec. 31, 2022	$ 0	$ 0	$ 1	35,193	0	29,374	64,568
Balance (in shares) at Dec. 31, 2022	40,000	0	8,180,243
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (including exercise of warrants) (Note 11)			$ 0	1,874	0	0	1,874
Issuance of common stock (including exercise of warrants) (Note 11) (in shares)			779,200
Repurchase of common stock (Note 11)	$ 0	$ 0	$ 0	(673)	0	0	$ (673)
Repurchase of common stock (Note 11) (in shares)			(264,813)				(264,813)
Dividends on common stock and participating non vested restricted stock awards (Note 11)	0	0	$ 0	0	0	(2,643)	$ (2,643)
Stock based compensation (Note 15)	0	0	0	2,522	0	0	2,522
Foreign currency translation							0
Net (loss) / income	0	0	0	0	0	221	221
Balance at Dec. 31, 2023	$ 0	$ 0	$ 1	38,916	0	26,952	65,869
Balance (in shares) at Dec. 31, 2023	40,000	0	8,694,630
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (including exercise of warrants) (Note 11)			$ 0	(50)	0	0	(50)
Issuance of common stock (including exercise of warrants) (Note 11) (in shares)			0
Repurchase of common stock (Note 11)	$ 0	$ 0	$ 0	(469)	0	0	$ (469)
Repurchase of common stock (Note 11) (in shares)			(185,363)				(185,363)
Dividends on common stock and participating non vested restricted stock awards (Note 11)	0	0	$ 0	0	0	(2,654)	$ (2,654)
Stock based compensation (Note 15)	0	0	$ 0	779	0	0	779
Stock based compensation (Note 15) (in shares)			335,000
Foreign currency translation	0	0	$ 0	0	(4)	0	(4)
Net (loss) / income	0	0	0	0	0	(3,383)	(3,383)
Balance at Dec. 31, 2024	$ 0	$ 0	$ 1	$ 39,176	$ (4)	$ 20,915	$ 60,088
Balance (in shares) at Dec. 31, 2024	40,000	0	8,844,267